1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security	Shares	Value
Common Stocks ― 67.4%
Communication Services ― 7.4%
Alphabet Inc., Class A Shares*	9,217	$24,641,834
Facebook Inc., Class A*	34,941	11,858,626
Netflix Inc.*	16,961	10,351,976
Walt Disney Co/The*	65,259	11,039,865
Total Communication Services		57,892,301

Consumer Discretionary ― 7.8%
Amazon.com Inc.*	6,791	22,308,706
Aptiv PLC*	44,352	6,607,117
Chipotle Mexican Grill Inc.*	3,157	5,737,911
Home Depot Inc/The	34,661	11,377,820
National Vision Holdings Inc.*	101,084	5,738,539
TJX Cos Inc.	136,203	8,986,674
Total Consumer Discretionary		60,756,767

Consumer Staples ― 5.1%
Beyond Meat Inc.*	42,434	4,466,603
Costco Wholesale Corp.	24,570	11,040,529
Darling Ingredients Inc.*	73,366	5,275,015
Estee Lauder Cos. Inc., Class A Shares	34,404	10,318,792
PepsiCo Inc.	57,502	8,648,876
Total Consumer Staples		39,749,815

Financials ― 8.7%
Bank of America Corp.	420,264	17,840,207
Charles Schwab Corp/The	173,437	12,633,151
Chubb Limited	52,656	9,134,763
CME Group Inc.	40,032	7,741,388
Hannon Armstrong Sustainable Infrastructure Capital Inc.	119,045	6,366,526
Truist Financial Corp.	246,166	14,437,636
Total Financials		68,153,671

Health Care ― 10.0%
Boston Scientific Corp.*	249,366	10,819,991
Danaher Corp.	48,228	14,682,532
Genmab A/S*	160,002	6,992,087
IQVIA Holdings Inc.*	44,836	10,740,016
Teleflex Inc.	26,677	10,045,224
Thermo Fisher Scientific Inc.	23,524	13,439,967
UnitedHealth Group Inc.	29,356	11,470,564
Total Health Care		78,190,381

Industrials ― 4.7%
Cintas Corp.	27,891	10,616,988
Eaton Corp. PLC	67,902	10,138,448
Illinois Tool Works Inc.	18,434	3,809,017
Union Pacific Corp.	38,082	7,464,453
Verisk Analytics Inc., Class A	23,886	4,783,649
Total Industrials		36,812,555

Information Technology ― 20.3%
Adobe Systems Inc.*	15,279	8,796,426
Apple Inc.	176,817	25,019,605
Autodesk Inc.*	28,160	8,030,387
Broadcom Inc.	14,545	7,053,307
Clarivate PLC*	172,897	3,786,444
Intuit Inc.	17,221	9,290,902
Microsoft Corp.	101,640	28,654,349
NVIDIA Corp.	76,024	15,749,132
Palo Alto Networks Inc.*	17,955	8,600,445
PayPal Holdings Inc.*	43,153	11,228,842
QUALCOMM Inc.	42,455	5,475,846
Salesforce.com Inc.*	39,527	10,720,513
SolarEdge Technologies Inc*	27,110	7,190,114
Visa Inc., Class A Shares	41,969	9,348,595
Total Information Technology		158,944,907

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)

Security			Shares	Value
Materials ― 1.1%
Steel Dynamics Inc.			31,981	$1,870,249
Trex Co Inc.*			70,034	7,138,566
Total Materials				9,008,815

Real Estate Investment Trusts (REITS) ― 1.0%
Prologis Inc.			63,328	8,364,049
Total Real Estate Investment Trusts (REITS)				8,364,049

Utilities ― 1.2%
American Water Works Co. Inc.			55,565	9,392,708
Total Utilities				9,392,708

Total Common Stocks (Cost ― $349,170,056)				527,265,969

		Maturity	Face
	Rate	Date	Amount
Asset Backed Securities ― 0.5%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/2026	$3,800,000	3,797,340
Total Asset Backed Securities (Cost ― $3,799,533)				3,797,340

Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	33,077	36,241
Total Collateralized Mortgage Obligations (Cost ― $33,498)				36,241

Corporate Bonds ― 17.5%
Communication Services ― 2.2%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,480,435
AT&T Inc.	0.900%	3/25/2024	2,730,000	2,734,333
AT&T Inc.	4.450%	4/1/2024	425,000	460,554
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,397,570
AT&T Inc.	4.350%	3/1/2029	465,000	533,063
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,281,611
Comcast Corp.	3.375%	2/15/2025	210,000	226,043
Comcast Corp.	5.650%	6/15/2035	600,000	802,270
Verizon Communications Inc.	4.329%	9/21/2028	777,000	893,187
Verizon Communications Inc.	3.875%	2/8/2029	410,000	459,752
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,258,862
Verizon Communications Inc.	4.500%	8/10/2033	350,000	416,558
Verizon Communications Inc.	5.250%	3/16/2037	335,000	432,724
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,590,459
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	3,322,146
Total Communication Services				17,289,567

Consumer Discretionary ― 2.3%
Amazon.com Inc.	0.250%	5/12/2023	3,650,000	3,656,839
California Endowment/The	2.498%	4/1/2051	1,700,000	1,640,598
Cintas Corp No 2	2.900%	4/1/2022	325,000	328,613
Ford Foundation/The	2.415%	6/1/2050	1,000,000	952,076
Home Depot Inc/The	1.500%	9/15/2028	1,900,000	1,878,407
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	2,042,556
Starbucks Corp.	2.450%	6/15/2026	250,000	262,774
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,264,696
Toyota Motor Credit Corp.	0.450%	7/22/2022	2,115,000	2,119,473
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	753,842
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	959,605
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,774,660
Total Consumer Discretionary				17,634,139

Consumer Staples ― 0.5%
PepsiCo Inc.	3.100%	7/17/2022	390,000	397,089
PepsiCo Inc.	3.500%	3/19/2040	575,000	640,163
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,671,954
Total Consumer Staples				3,709,206

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 5.9%
Affiliated Managers Group Inc.	3.300%	6/15/2030	$755,000	$807,635
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,284,871
Ares Capital Corp.	3.875%	1/15/2026	1,825,000	1,951,866
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.91)(a)	0.981%	9/25/2025	1,650,000	1,652,417
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)(a)	3.366%	1/23/2026	550,000	587,671
Bank of America Corp. (3M US LIBOR + 0.76%)(b)	0.876%	9/15/2026	1,602,000	1,601,288
Bank of America Corp.	4.183%	11/25/2027	525,000	585,313
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	424,167
BlackRock Inc.	3.250%	4/30/2029	455,000	499,435
BlackRock Inc.	2.400%	4/30/2030	710,000	732,069
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,537,055
Citigroup Inc.	4.500%	1/14/2022	592,000	599,075
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686)(a)	0.776%	10/30/2024	2,200,000	2,208,667
Citigroup Inc.	5.500%	9/13/2025	325,000	375,115
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107)(a)	2.572%	6/3/2031	1,500,000	1,528,213
Crown Castle International Corp.	1.050%	7/15/2026	2,050,000	2,005,701
Goldman Sachs Group Inc.	0.481%	1/27/2023	2,750,000	2,750,548
Goldman Sachs Group Inc.	3.500%	11/16/2026	1,830,000	1,977,689
Goldman Sachs Group Inc.	2.600%	2/7/2030	1,250,000	1,283,058
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,646,306
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	549,347
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60)(a)	0.653%	9/16/2024	2,000,000	2,005,210
MetLife Inc.	4.550%	3/23/2030	660,000	785,397
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	1,021,690
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,593,714
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,474,216
Simon Property Group LP	3.375%	12/1/2027	510,000	555,957
State Street Corp.	3.700%	11/20/2023	370,000	396,638
State Street Corp.	3.550%	8/18/2025	360,000	394,943
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)(a)	3.031%	11/1/2034	1,000,000	1,055,582
TD Ameritrade Holding Corp.	2.950%	4/1/2022	975,000	983,775
Toronto-Dominion Bank	1.150%	6/12/2025	1,175,000	1,177,662
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609)(a)	1.267%	3/2/2027	2,675,000	2,665,662
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.51)(a)	0.805%	5/19/2025	3,300,000	3,308,831
Total Financials				46,006,783

Health Care ― 1.6%
AbbVie Inc.	4.250%	11/14/2028	600,000	691,044
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,336,906
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,610,015
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	412,684
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	801,678
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,514,548
CVS Health Corp.	3.875%	7/20/2025	910,000	996,395
CVS Health Corp.	4.780%	3/25/2038	345,000	421,231
Evernorth Health Inc.	3.050%	11/30/2022	600,000	614,206
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,631,417
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	387,838
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,602,723
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	570,310
Total Health Care				12,590,995

Industrials ― 0.5%
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	2,160,036
Xylem Inc/NY	1.950%	1/30/2028	1,785,000	1,796,041
Total Industrials				3,956,077

Information Technology ― 2.1%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	890,640
Apple Inc.	2.850%	2/23/2023	575,000	593,126
Fortinet Inc.	1.000%	3/15/2026	2,185,000	2,152,193
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,484,147
Mastercard Inc.	1.900%	3/15/2031	4,000,000	4,014,740
Microsoft Corp.	4.200%	11/3/2035	565,000	694,255
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	3,119,297
QUALCOMM Inc. (3M US LIBOR + 0.73%)(b)	0.859%	1/30/2023	340,000	343,157
QUALCOMM Inc.	3.450%	5/20/2025	500,000	541,913
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	2,123,099
Total Information Technology				15,956,567

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Materials ― 0.1%
Nutrien Ltd.	4.200%	4/1/2029	$425,000	$484,436
Total Materials				484,436

Real Estate Investment Trusts (REITS) ― 0.8%
Prologis LP	2.250%	4/15/2030	1,620,000	1,648,318
Prologis LP	1.250%	10/15/2030	3,000,000	2,808,466
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,690,270
Total Real Estate Investment Trust (REITS)				6,147,054

Utilities ― 1.5%
Avangrid Inc.	3.800%	6/1/2029	650,000	723,609
DTE Electric Co.	1.900%	4/1/2028	2,145,000	2,174,380
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,760,258
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	973,345
Georgia Power Co.	3.250%	4/1/2026	345,000	370,069
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,538,233
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,721,040
Public Service Co of Colorado	3.200%	3/1/2050	520,000	551,139
Union Electric Co.	2.625%	3/15/2051	1,280,000	1,212,986
Total Utilities				12,025,059

Total Corporate Bonds (Cost ― $134,114,117)				135,799,883

Foreign Government Agency Issues ― 0.4%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,614,572
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	1,018,114
International Finance Corp.	2.000%	10/24/2022	785,000	800,301
Total Foreign Government Agency Issues (Cost ― $3,326,574)				3,432,987

Mortgage Backed Securities ― 0.9%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool J04311	6.000%	2/1/2022	738	740
Gold Pool C91417	3.500%	1/1/2032	61,963	65,900
Gold Pool A35826	5.000%	7/1/2035	24,946	27,466
Gold Pool G08112	6.000%	2/1/2036	50,238	59,441
Gold Pool G02564	6.500%	1/1/2037	26,217	29,501
Gold Pool G08179	5.500%	2/1/2037	16,927	19,758
Gold Pool A65694	6.000%	9/1/2037	19,969	22,789
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	10	11
Pool 808156	4.500%	2/1/2035	7,657	8,285
Pool 891596	5.500%	6/1/2036	641	746
Pool 190375	5.500%	11/1/2036	2,867	3,333
Pool 916386	6.000%	5/1/2037	21,583	25,475
Pool 946594	6.000%	9/1/2037	20,416	24,124
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	316,503	333,295
Gold Pool MA6572	3.000%	4/20/2035	668,557	705,142
Gold Pool MA6740	2.500%	8/20/2035	1,049,277	1,104,589
Gold Pool 550763X	5.000%	12/15/2035	76,568	88,942
Gold Pool 003922M	7.000%	11/20/2036	12,288	14,696
Gold Pool MA3873	3.000%	8/20/2046	1,277,367	1,345,309
Gold Pool MA6409	3.000%	1/20/2050	811,634	848,939
Gold Pool 2020-194	1.000%	6/16/2062	2,260,209	2,191,597
Total Mortgage Backed Securities (Cost ― $2,586,724)				6,920,078

U.S. Government & Agency Obligations ― 5.8%
Federal Home Loan Banks (FHLB)	3.250%	11/16/2028	2,125,000	2,395,919
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	125,000	182,259
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	163,391
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	550,545
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,171,536
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	2,209,721
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,324,071
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	8,158,868
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	432,478
United States Treasury Bonds	8.000%	11/15/2021	250,000	252,429
United States Treasury Bonds	7.250%	8/15/2022	780,000	828,542
United States Treasury Bonds	7.625%	11/15/2022	850,000	921,187
United States Treasury Bonds	7.125%	2/15/2023	325,000	356,053

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 5.8%
United States Treasury Bonds	6.250%	8/15/2023	$550,000	$611,746
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,343,330
United States Treasury Bonds	7.625%	2/15/2025	390,000	481,520
United States Treasury Bonds	6.875%	8/15/2025	100,000	123,418
United States Treasury Bonds	6.750%	8/15/2026	90,000	114,803
United States Treasury Bonds	6.500%	11/15/2026	135,000	172,093
United States Treasury Bonds	6.125%	11/15/2027	675,000	873,571
United States Treasury Bonds	5.500%	8/15/2028	335,000	427,989
United States Treasury Bonds	3.500%	2/15/2039	573,000	713,318
United States Treasury Bonds	4.375%	11/15/2039	204,000	282,277
United States Treasury Notes	2.125%	11/30/2024	2,000,000	2,097,813
United States Treasury Notes	3.000%	10/31/2025	905,000	984,682
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,746,240
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,540,454
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,782,622
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,858,613
United States Treasury Notes	3.125%	11/15/2028	1,455,000	1,633,863
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,696,178
Total U.S. Government & Agency Obligations (Cost ― $49,026,261)				45,431,529

Short-Term Investment ― 8.0%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	0.010%		62,811,771	62,811,771
Total Short-Term Investment (Cost ― $62,811,771)				62,811,771

Total Investments ― 100.5% (Cost ― $604,868,534)				785,495,798
Liabilities in Excess of Other Assets ― (0.5)%				(3,741,194)
Total Net Assets ― 100.0%				$781,754,604

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$527,265,969	$-	$-	$527,265,969
Asset Backed Securities	-	3,797,340	-	3,797,340
Collateralized Mortgage Obligations	-	36,241	-	36,241
Corporate Bonds	-	135,799,883	-	135,799,883
Foreign Government Agency Issues	-	3,432,987	-	3,432,987
Mortgage-Backed Securities	-	6,920,078	-	6,920,078
U.S. Government & Agency Obligations	-	45,431,529	-	45,431,529
Total long-term investments	$527,265,969	$195,418,058	$-	$722,684,027
Short-term investments	62,811,771	-	-	62,811,771
Total investments	$590,077,680	$195,418,058	$-	$785,495,798

* See Schedule of Investments for additional detailed categorizations.